Schedule of Investments
(unaudited)
January 31, 2026
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Knollwood CDO Ltd., Series 2004-1A, Class C,
(US Prime Rate at 0.00% Floor + 3.20%),
9.95%, 01/10/39
(a) (b)
................. USD 238 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $ 208,277 ) ................................. —
Shares
Shares
Common Stocks
Aerospace & Defense — 1.8%
Airbus SE .......................... 14,055 3,217,892
BAE Systems plc ..................... 130,599 3,545,364
Boeing Co. (The)
(c)
.................... 13,593 3,176,956
BWX Technologies, Inc. ................ 1,933 397,096
Carpenter Technology Corp. ............. 2,673 849,559
Dassault Aviation SA .................. 817 310,603
GE Aerospace ....................... 45,323 13,904,643
General Dynamics Corp. ................ 22,588 7,930,421
HEICO Corp. , Class A .................. 5,310 1,351,873
Howmet Aerospace, Inc. ................ 7,079 1,472,998
Kongsberg Gruppen ASA ............... 20,113 690,904
Leonardo SpA ....................... 4,817 321,904
Lockheed Martin Corp. ................. 6,563 4,162,386
Northrop Grumman Corp. ............... 1,268 877,786
Rheinmetall AG ...................... 1,919 4,066,069
Rocket Lab Corp.
(c)
.................... 10,755 861,153
Rolls-Royce Holdings plc ............... 535,946 8,959,397
RTX Corp. ......................... 54,057 10,861,673
Saab AB , Class B .................... 38,163 2,977,588
Safran SA .......................... 12,672 4,527,597
Singapore Technologies Engineering Ltd. ..... 54,300 417,436
Thales SA .......................... 2,525 772,968
75,654,266
Air Freight & Logistics — 0.0%
Deutsche Post AG .................... 19,943 1,115,382
Automobile Components — 0.2%
Aptiv plc
(c) (d)
......................... 32,480 2,460,360
BorgWarner, Inc. ..................... 57,213 2,712,468
Cie Generale des Etablissements Michelin SCA 10,704 397,500
Continental AG ...................... 17,763 1,397,758
Denso Corp. ........................ 70,800 982,333
Mobileye Global, Inc. , Class A
(c)
........... 66,024 592,896
8,543,315
Automobiles — 1.0%
General Motors Co. ................... 14,735 1,237,740
Harley-Davidson, Inc. .................. 2,534 50,173
Mercedes-Benz Group AG ............... 46,263 3,161,810
Renault SA ......................... 3,825 144,353
Stellantis NV ........................ 39,014 382,823
Tesla, Inc.
(c)
......................... 70,712 30,435,152
Toyota Motor Corp. ................... 320,800 7,271,095
42,683,146
Banks — 5.5%
ANZ Group Holdings Ltd. ............... 90,282 2,296,806
Banca Monte dei Paschi di Siena SpA ....... 195,943 2,032,675
Banco Bilbao Vizcaya Argentaria SA ........ 136,274 3,459,135
Banco BPM SpA ..................... 21,748 325,988
Banco de Sabadell SA ................. 130,163 510,602
Banco Santander SA .................. 279,580 3,569,697
Bank Hapoalim BM ................... 43,263 1,069,523
Bank Leumi Le-Israel BM ............... 49,198 1,182,687
Security
Shares
Shares Value
Banks (continued)
Bank of America Corp. ................. 479,631 $ 25,516,369
Bank of Ireland Group plc ............... 11,494 233,529
Barclays plc ........................ 612,266 4,086,304
BNP Paribas SA ..................... 62,709 6,780,885
BOC Hong Kong Holdings Ltd. ............ 213,000 1,121,656
BOK Financial Corp. ................... 485 63,021
BPER Banca SpA .................... 35,298 497,117
CaixaBank SA ....................... 40,389 533,142
Citigroup, Inc. ....................... 99,553 11,519,278
Comerica, Inc. ....................... 1,263 111,990
Commerzbank AG .................... 52,022 2,138,350
Commonwealth Bank of Australia .......... 97,772 10,121,442
Credit Agricole SA .................... 33,021 715,117
Danske Bank A/S ..................... 8,931 455,017
DBS Group Holdings Ltd. ............... 63,760 2,963,715
DNB Bank ASA ...................... 125,689 3,603,926
Erste Group Bank AG .................. 6,548 851,299
FinecoBank Banca Fineco SpA ........... 23,610 625,907
First Hawaiian, Inc. ................... 2,719 72,189
HSBC Holdings plc ................... 528,540 9,323,935
Huntington Bancshares, Inc. ............. 25,416 444,272
ING Groep NV ....................... 84,761 2,499,680
Intesa Sanpaolo SpA .................. 889,833 6,299,476
Israel Discount Bank Ltd. , Class A ......... 25,021 294,781
Japan Post Bank Co. Ltd. ............... 195,000 3,464,645
JPMorgan Chase & Co. ................ 120,762 36,939,888
Lloyds Banking Group plc ............... 779,216 1,163,529
Mediobanca Banca di Credito Finanziario SpA . 15,327 320,853
Mitsubishi UFJ Financial Group, Inc. ........ 558,700 10,118,263
Mizuho Financial Group, Inc. ............. 93,050 4,040,039
National Australia Bank Ltd. .............. 20,913 628,214
NatWest Group plc .................... 525,792 4,792,481
Nordea Bank Abp .................... 180,253 3,482,562
NU Holdings Ltd. , Class A
(c)
.............. 95,548 1,695,977
PNC Financial Services Group, Inc. (The) .... 4,082 911,511
Resona Holdings, Inc. ................. 138,400 1,613,763
Societe Generale SA .................. 40,993 3,592,197
Standard Chartered plc ................. 43,427 1,111,142
Sumitomo Mitsui Financial Group, Inc. ....... 311,700 10,968,864
Sumitomo Mitsui Trust Group, Inc. ......... 131,800 4,401,962
Svenska Handelsbanken AB , Class A ....... 436,734 6,885,138
Swedbank AB , Class A ................. 69,991 2,721,268
TFS Financial Corp. ................... 1,094 15,398
Truist Financial Corp. .................. 69,185 3,557,493
UniCredit SpA ....................... 44,168 3,849,067
United Overseas Bank Ltd. .............. 15,900 479,213
US Bancorp ........................ 157,739 8,850,735
Wells Fargo & Co. .................... 107,920 9,765,681
Westpac Banking Corp. ................ 25,719 691,047
231,380,440
Beverages — 0.7%
Asahi Group Holdings Ltd. ............... 36,000 376,879
Boston Beer Co., Inc. (The) , Class A
(c)
....... 185 39,520
Brown-Forman Corp. , Class A ............ 1,028 28,609
Coca-Cola Co. (The) .................. 116,810 8,738,556
Coca-Cola HBC AG ................... 12,063 655,138
Constellation Brands, Inc. , Class A ......... 5,830 913,561
Diageo plc ......................... 34,042 783,317
Keurig Dr Pepper, Inc. ................. 113,801 3,122,699
Monster Beverage Corp.
(c)
............... 46,895 3,787,240
PepsiCo, Inc. ....................... 55,151 8,472,848
Primo Brands Corp. , Class A ............. 61,694 1,168,484
28,086,851

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology — 1.1%
AbbVie, Inc. ........................ 63,488 $ 14,158,459
Alkermes plc
(c)
....................... 11,987 406,239
Alnylam Pharmaceuticals, Inc.
(c)
........... 2,166 732,238
Amgen, Inc. ........................ 24,301 8,308,026
Apellis Pharmaceuticals, Inc.
(c)
............ 2,229 50,331
BioMarin Pharmaceutical, Inc.
(c)
........... 25,556 1,444,936
CSL Ltd. ........................... 15,750 1,984,655
Exact Sciences Corp.
(c)
................. 8,369 856,483
Exelixis, Inc.
(c)
....................... 22,317 923,031
Genmab A/S
(c)
....................... 3,563 1,160,774
Gilead Sciences, Inc. .................. 47,362 6,723,036
Insmed, Inc.
(c)
....................... 1,896 297,426
Moderna, Inc.
(c)
...................... 24,861 1,095,624
Natera, Inc.
(c)
........................ 8,950 2,068,703
Neurocrine Biosciences, Inc.
(c)
............ 8,268 1,124,944
Regeneron Pharmaceuticals, Inc. .......... 5,705 4,229,972
Revolution Medicines, Inc.
(c)
.............. 3,427 332,248
Sarepta Therapeutics, Inc.
(c)
............. 2,698 54,877
Ultragenyx Pharmaceutical, Inc.
(c)
.......... 1,895 45,613
United Therapeutics Corp.
(c)
.............. 3,099 1,454,950
47,452,565
Broadline Retail — 2.1%
Amazon.com, Inc.
(c)
................... 312,706 74,830,546
Coupang, Inc. , Class A
(c)
................ 33,853 682,476
Etsy, Inc.
(c)
......................... 9,940 526,422
Prosus NV , Class N
(c)
.................. 83,347 4,792,559
Sea Ltd. , ADR, Class A
(c)
................ 25,251 2,941,489
Wesfarmers Ltd. ..................... 68,620 3,958,453
87,731,945
Building Products — 0.0%
Cie de Saint-Gobain SA ................ 5,144 507,741
Hayward Holdings, Inc.
(c)
................ 3,009 48,566
Kingspan Group plc ................... 1,676 145,937
Trane Technologies plc ................. 2,881 1,211,691
1,913,935
Capital Markets — 2.8%
3i Group plc ........................ 27,177 1,248,487
Ameriprise Financial, Inc. ............... 11,880 6,263,017
Amundi SA
(b) (e)
....................... 2,815 250,279
Ares Management Corp. , Class A .......... 5,325 796,993
Blackstone, Inc. , Class A ................ 22,897 3,260,991
Brookfield Asset Management Ltd. , Class A ... 7,737 384,606
Carlyle Group, Inc. (The) ................ 4,686 275,443
Charles Schwab Corp. (The) ............. 105,380 10,951,090
CME Group, Inc. , Class A ............... 25,656 7,416,123
Coinbase Global, Inc. , Class A
(c)
........... 2,858 556,567
Daiwa Securities Group, Inc. ............. 55,700 542,763
Deutsche Bank AG (Registered) ........... 220,155 8,687,561
Euronext NV
(b) (e)
...................... 5,128 718,196
Futu Holdings Ltd. , ADR
(c)
............... 6,117 994,441
Goldman Sachs Group, Inc. (The) ......... 14,724 13,772,977
Hong Kong Exchanges & Clearing Ltd. ...... 20,300 1,119,162
Houlihan Lokey, Inc. , Class A ............. 8,938 1,504,444
Interactive Brokers Group, Inc. , Class A ...... 24,220 1,813,594
Intercontinental Exchange, Inc. ........... 36,099 6,273,284
Janus Henderson Group plc ............. 3,837 184,675
Jefferies Financial Group, Inc. ............ 40,675 2,488,496
Julius Baer Group Ltd. ................. 4,236 353,835
KKR & Co., Inc. ...................... 7,155 817,530
London Stock Exchange Group plc ......... 33,898 3,781,055
Macquarie Group Ltd. .................. 36,370 5,337,655
Marex Group plc ..................... 53,311 2,104,718
Morgan Stanley ...................... 54,366 9,938,105
Security
Shares
Shares Value
Capital Markets (continued)
MSCI, Inc. ......................... 2,703 $ 1,646,722
Nomura Holdings, Inc. ................. 325,100 2,946,166
Robinhood Markets, Inc. , Class A
(c)
......... 21,824 2,171,052
S&P Global, Inc. ..................... 12,843 6,778,407
SBI Holdings, Inc. .................... 29,600 669,375
Schroders plc ....................... 67,265 416,621
St. James's Place plc .................. 19,183 400,643
UBS Group AG (Registered) ............. 172,149 8,145,298
XP, Inc. , Class A ..................... 8,718 170,088
115,180,459
Chemicals — 1.2%
Air Liquide SA ....................... 7,414 1,388,364
Air Products & Chemicals, Inc. ............ 3,092 842,570
Albemarle Corp. ..................... 28,022 4,781,394
Arkema SA ......................... 2,623 157,963
Ashland, Inc. ........................ 1,039 63,545
Celanese Corp. ...................... 3,598 159,895
Corteva, Inc. ........................ 174,942 12,735,778
Croda International plc ................. 3,304 123,470
Dow, Inc. .......................... 55,440 1,527,372
DuPont de Nemours, Inc. ............... 20,101 882,836
Ecolab, Inc. ........................ 14,613 4,120,720
Huntsman Corp. ..................... 3,503 37,902
Linde plc .......................... 40,991 18,731,657
LyondellBasell Industries NV , Class A ....... 6,426 314,874
PPG Industries, Inc. ................... 12,250 1,416,467
Scotts Miracle-Gro Co. (The) ............. 911 58,504
Sherwin-Williams Co. (The) .............. 4,829 1,712,557
Solstice Advanced Materials, Inc.
(c)
......... 5,009 309,406
49,365,274
Commercial Services & Supplies — 0.2%
Brambles Ltd. ....................... 41,582 645,465
Cintas Corp. ........................ 1,894 362,493
Copart, Inc.
(c)
........................ 11,323 459,487
GFL Environmental, Inc. ................ 17,498 751,631
RB Global, Inc. ...................... 3,924 445,649
Republic Services, Inc. ................. 26,298 5,656,437
Veralto Corp. ........................ 5,591 553,397
8,874,559
Communications Equipment — 0.9%
Arista Networks, Inc.
(c)
................. 67,169 9,520,534
Cisco Systems, Inc. ................... 173,758 13,608,726
Lumentum Holdings, Inc.
(c)
.............. 4,194 1,643,377
Motorola Solutions, Inc. ................ 36,233 14,585,232
39,357,869
Construction & Engineering — 0.4%
AECOM ........................... 28,213 2,720,580
API Group Corp.
(c) (d)
................... 34,395 1,429,800
Bouygues SA ....................... 5,267 284,702
Comfort Systems USA, Inc. .............. 2,992 3,417,163
Eiffage SA ......................... 3,884 576,026
Everus Construction Group, Inc.
(c)
.......... 1,084 95,923
Ferrovial SE ........................ 33,625 2,271,204
Fluor Corp.
(c)
........................ 15,524 717,054
MasTec, Inc.
(c)
....................... 9,353 2,249,209
Obayashi Corp. ...................... 27,400 618,509
Shimizu Corp. ....................... 61,800 1,097,501
Stantec, Inc. ........................ 3,044 301,662
Vinci SA ........................... 8,731 1,255,384
17,034,717

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction Materials — 0.0%
Holcim AG ......................... 3,740 $ 385,477
James Hardie Industries plc , ADR
(c)
......... 2,734 62,855
448,332
Consumer Finance — 0.4%
Ally Financial, Inc. .................... 103,377 4,370,780
American Express Co. ................. 17,910 6,307,365
Capital One Financial Corp. .............. 14,557 3,186,964
OneMain Holdings, Inc. ................. 28,443 1,864,154
15,729,263
Consumer Staples Distribution & Retail — 1.2%
Casey's General Stores, Inc. ............. 1,002 607,713
Coles Group Ltd. ..................... 89,410 1,321,018
Costco Wholesale Corp. ................ 17,208 16,179,822
Dollar General Corp. .................. 23,546 3,377,203
Dollar Tree, Inc.
(c)
..................... 4,222 496,465
Koninklijke Ahold Delhaize NV ............ 40,392 1,579,334
Kroger Co. (The) ..................... 32,559 2,046,333
Loblaw Cos. Ltd. ..................... 28,912 1,300,950
Seven & i Holdings Co. Ltd. .............. 54,600 781,905
Sprouts Farmers Market, Inc.
(c)
............ 22,018 1,561,296
Sysco Corp. ........................ 19,772 1,657,882
Tesco plc .......................... 161,360 938,922
Walmart, Inc. ........................ 159,276 18,976,143
50,824,986
Containers & Packaging — 0.0%
Ball Corp. .......................... 5,528 314,378
Crown Holdings, Inc. .................. 3,099 324,403
Smurfit WestRock plc .................. 10,756 447,772
Sonoco Products Co. .................. 2,093 100,464
1,187,017
Diversified Consumer Services — 0.0%
ADT, Inc. .......................... 7,045 56,360
Bright Horizons Family Solutions, Inc.
(c)
...... 3,441 318,740
Duolingo, Inc. , Class A
(c)
................ 4,452 596,835
Liberty Live Holdings, Inc. , Class A
(c)
........ 414 33,302
Liberty Live Holdings, Inc. , Class C
(c)
........ 991 81,837
Service Corp. International .............. 4,573 367,806
1,454,880
Diversified REITs — 0.0%
Land Securities Group plc ............... 16,160 144,235
Diversified Telecommunication Services — 0.6%
AT&T, Inc. .......................... 201,275 5,275,418
Comcast Corp. , Class A ................ 252,403 7,508,989
Deutsche Telekom AG (Registered) ........ 138,225 4,638,595
GCI Liberty, Inc. , Class A
(c)
.............. 71 2,660
GCI Liberty, Inc. , Class C
(c)
.............. 28 1,036
Iridium Communications, Inc. ............. 2,397 47,748
Liberty Global Ltd. , Class A
(c)
............. 3,545 39,314
Liberty Global Ltd. , Class C
(c)
............. 3,265 36,176
NTT, Inc. .......................... 2,295,200 2,306,401
Orange SA ......................... 49,644 922,884
Singapore Telecommunications Ltd. ........ 560,000 2,020,867
22,800,088
Electric Utilities — 0.8%
Acciona SA ......................... 1,051 225,877
American Electric Power Co., Inc. .......... 4,692 561,984
Chubu Electric Power Co., Inc. ............ 41,800 607,296
CK Infrastructure Holdings Ltd. ............ 47,000 386,023
CLP Holdings Ltd. .................... 43,000 406,459
Constellation Energy Corp. .............. 8,491 2,383,254
Duke Energy Corp. ................... 28,390 3,445,127
Security
Shares
Shares Value
Electric Utilities (continued)
Edison International ................... 75,129 $ 4,679,034
EDP SA ........................... 336,588 1,721,125
Endesa SA ......................... 8,292 305,581
Eversource Energy ................... 14,843 1,026,097
Exelon Corp. ........................ 12,516 560,466
Iberdrola SA ........................ 193,532 4,351,132
Iberdrola SA
(c)
....................... 2,651 59,602
Kansai Electric Power Co., Inc. (The) ....... 70,900 1,131,205
NextEra Energy, Inc. .................. 41,652 3,661,211
NRG Energy, Inc. ..................... 16,954 2,587,689
PG&E Corp. ........................ 135,196 2,084,722
SSE plc ........................... 29,172 969,603
Terna - Rete Elettrica Nazionale ........... 33,640 364,534
Tokyo Electric Power Co. Holdings, Inc.
(c)
..... 60,700 228,008
31,746,029
Electrical Equipment — 1.6%
ABB Ltd. (Registered) .................. 142,322 12,253,653
AMETEK, Inc. ....................... 1,826 408,987
Bloom Energy Corp. , Class A
(c)
............ 5,897 892,629
Eaton Corp. plc ...................... 33,757 11,862,885
Emerson Electric Co. .................. 15,057 2,212,777
GE Vernova, Inc. ..................... 17,323 12,582,907
Legrand SA ........................ 8,372 1,336,657
Nextpower, Inc. , Class A
(c)
............... 4,912 575,146
nVent Electric plc ..................... 3,390 380,561
Rockwell Automation, Inc. ............... 4,399 1,854,838
Schneider Electric SE .................. 17,120 4,908,338
Siemens Energy AG
(c)
.................. 65,715 11,196,528
Vertiv Holdings Co. , Class A ............. 28,815 5,364,777
Vestas Wind Systems A/S ............... 41,308 1,252,104
67,082,787
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. , Class A ............... 54,450 7,845,156
Arrow Electronics, Inc.
(c)
................ 2,782 368,587
Celestica, Inc.
(c)
...................... 1,552 436,119
Coherent Corp.
(c)
..................... 1,435 304,478
Corning, Inc. ........................ 7,156 738,857
Crane NXT Co. ...................... 1,051 53,097
Flex Ltd.
(c)
.......................... 40,510 2,553,750
Hexagon AB , Class B .................. 22,747 256,473
Ingram Micro Holding Corp. .............. 378 7,983
IPG Photonics Corp.
(c)
................. 583 53,875
Jabil, Inc.
(d)
......................... 6,593 1,563,794
Keysight Technologies, Inc.
(c)
............. 6,943 1,501,979
Kyocera Corp. ....................... 26,600 399,075
Murata Manufacturing Co. Ltd. ............ 131,000 2,661,338
TE Connectivity plc ................... 23,724 5,285,233
Teledyne Technologies, Inc.
(c)
............. 3,220 1,997,366
TTM Technologies, Inc.
(c)
................ 3,228 316,990
Vontier Corp. ........................ 3,201 120,038
Zebra Technologies Corp. , Class A
(c)
........ 2,199 516,721
26,980,909
Entertainment — 1.0%
Electronic Arts, Inc. ................... 7,377 1,504,318
Liberty Media Corp.-Liberty Formula One , Class
A
(c)
............................ 490 39,048
Netflix, Inc.
(c)
........................ 223,314 18,644,486
Nintendo Co. Ltd. ..................... 13,000 805,032
ROBLOX Corp. , Class A
(c)
............... 33,723 2,217,624
Roku, Inc. , Class A
(c)
................... 2,703 257,326
Spotify Technology SA
(c)
................ 15,037 7,523,763
Walt Disney Co. (The) ................. 83,526 9,421,733

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Warner Bros Discovery, Inc.
(c)
............. 68,095 $ 1,875,336
42,288,666
Financial Services — 1.7%
Affirm Holdings, Inc. , Class A
(c)
............ 12,901 777,930
Berkshire Hathaway, Inc. , Class B
(c)
........ 51,763 24,873,675
Block, Inc. , Class A
(c)
.................. 14,789 893,699
Edenred SE ........................ 5,256 110,091
Essent Group Ltd. .................... 30,849 1,941,019
EXOR NV .......................... 4,263 350,018
Fidelity National Information Services, Inc. .... 48,533 2,681,448
Fiserv, Inc.
(c)
........................ 16,663 1,061,933
Global Payments, Inc. ................. 21,369 1,533,012
Groupe Bruxelles Lambert NV ............ 12,752 1,206,627
M&G plc ........................... 76,477 324,205
Mastercard, Inc. , Class A ................ 26,841 14,461,663
MGIC Investment Corp. ................ 9,484 255,309
ORIX Corp. ......................... 127,000 3,870,376
Rocket Cos., Inc. , Class A ............... 45,372 813,520
UWM Holdings Corp. , Class A ............ 1,951 9,580
Visa, Inc. , Class A .................... 42,522 13,684,855
68,848,960
Food Products — 0.5%
Archer-Daniels-Midland Co. .............. 19,516 1,313,622
Bunge Global SA ..................... 9,745 1,109,761
Chocoladefabriken Lindt & Spruengli AG ..... 21 301,801
Chocoladefabriken Lindt & Spruengli AG
(Registered) ...................... 7 1,034,682
Conagra Brands, Inc. .................. 100,838 1,866,511
Danone SA ......................... 3,673 287,816
Flowers Foods, Inc. ................... 4,004 45,766
General Mills, Inc. .................... 13,127 607,255
Hershey Co. (The) .................... 4,188 815,613
Kerry Group plc , Class A ................ 1,829 162,584
Kraft Heinz Co. (The) .................. 98,447 2,337,132
Lamb Weston Holdings, Inc. ............. 19,261 884,658
Mondelez International, Inc. , Class A ........ 31,007 1,812,979
Mowi ASA .......................... 14,597 336,491
Nestle SA (Registered) ................. 92,595 8,836,022
Seaboard Corp. ...................... 5 25,411
Tyson Foods, Inc. , Class A .............. 7,137 466,260
22,244,364
Gas Utilities — 0.0%
Brookfield Infrastructure Corp. , Class A ...... 10,595 506,699
MDU Resources Group, Inc. ............. 4,340 89,013
Snam SpA ......................... 47,547 326,776
922,488
Ground Transportation — 0.3%
CSX Corp. ......................... 15,861 598,911
Norfolk Southern Corp. ................. 6,661 1,939,950
Schneider National, Inc. , Class B .......... 991 26,598
TFI International, Inc. .................. 6,064 651,669
Uber Technologies, Inc.
(c)
............... 46,975 3,760,349
U-Haul Holding Co.
(c)
.................. 167 9,444
Union Pacific Corp. ................... 18,365 4,317,612
11,304,533
Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp.
(c)
................ 91,593 8,566,693
DENTSPLY SIRONA, Inc. ............... 4,314 53,796
Envista Holdings Corp.
(c)
................ 3,668 86,088
EssilorLuxottica SA ................... 6,569 2,008,117
Hologic, Inc.
(c)
....................... 3,878 290,578
Intuitive Surgical, Inc.
(c)
................. 1,398 704,900
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Medtronic plc ....................... 46,204 $ 4,757,164
Penumbra, Inc.
(c)
..................... 459 164,400
STERIS plc ......................... 5,361 1,407,799
Stryker Corp. ....................... 3,869 1,429,828
19,469,363
Health Care Providers & Services — 1.1%
Cardinal Health, Inc. ................... 22,483 4,831,147
Centene Corp.
(c)
..................... 67,994 2,945,500
Cigna Group (The) .................... 14,468 3,965,823
CVS Health Corp. .................... 45,576 3,396,324
Elevance Health, Inc. .................. 2,817 973,950
Encompass Health Corp. ............... 36,239 3,425,673
Guardant Health, Inc.
(c)
................. 8,407 958,734
HCA Healthcare, Inc. .................. 9,110 4,448,140
Labcorp Holdings, Inc. ................. 4,182 1,135,497
McKesson Corp. ..................... 8,086 6,721,164
Tenet Healthcare Corp.
(c)
................ 18,387 3,480,291
UnitedHealth Group, Inc. ................ 24,117 6,919,891
Universal Health Services, Inc. , Class B ..... 6,375 1,283,032
44,485,166
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. ........ 39,023 2,132,217
Medical Properties Trust, Inc. ............. 12,685 63,678
2,195,895
Health Care Technology — 0.1%
Certara, Inc.
(c)
....................... 2,605 22,898
Doximity, Inc. , Class A
(c) (d)
............... 20,109 753,484
Pro Medicus Ltd. ..................... 4,629 591,787
Waystar Holding Corp.
(c)
................ 24,467 649,844
2,018,013
Hotel & Resort REITs — 0.0%
Park Hotels & Resorts, Inc. .............. 4,383 47,906
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc. , Class A
(c)
.................. 28,729 3,716,671
Aristocrat Leisure Ltd. .................. 101,075 3,754,910
Booking Holdings, Inc. ................. 2,712 13,564,990
Brinker International, Inc.
(c)
.............. 4,636 731,190
Carnival Corp.
(c)
...................... 86,549 2,598,201
Chipotle Mexican Grill, Inc.
(c)
............. 38,344 1,490,431
Compass Group plc ................... 10,391 311,579
Domino's Pizza, Inc. ................... 7,888 3,236,683
DoorDash, Inc. , Class A
(c)
............... 22,142 4,530,696
DraftKings, Inc. , Class A
(c)
............... 20,770 571,383
Dutch Bros, Inc. , Class A
(c)
.............. 12,674 689,339
Evolution AB
(b) (e)
...................... 4,932 320,388
Expedia Group, Inc. ................... 13,009 3,445,304
Galaxy Entertainment Group Ltd. .......... 150,000 762,115
Genius Sports Ltd.
(c)
................... 108,703 945,716
Hilton Worldwide Holdings, Inc. ........... 4,249 1,268,369
Las Vegas Sands Corp. ................ 59,031 3,112,705
McDonald's Corp. .................... 86,602 27,279,630
Penn Entertainment, Inc.
(c)
............... 3,230 41,473
Planet Fitness, Inc. , Class A
(c)
............ 5,011 456,201
Restaurant Brands International, Inc. ........ 32,638 2,186,666
Royal Caribbean Cruises Ltd. ............ 4,773 1,549,554
Starbucks Corp. ...................... 30,931 2,844,105
Texas Roadhouse, Inc. ................. 2,658 478,068
Travel + Leisure Co. ................... 1,403 97,565
Viking Holdings Ltd.
(c)
.................. 30,775 2,220,416
Wendy's Co. (The) .................... 3,698 28,807
Wynn Resorts Ltd. .................... 4,255 457,200

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc. .................... 15,961 $ 2,481,936
85,172,291
Household Durables — 0.8%
Barratt Redrow plc .................... 63,317 337,146
Berkeley Group Holdings plc ............. 7,381 417,018
DR Horton, Inc. ...................... 27,557 4,101,584
Lennar Corp. , Class A .................. 9,837 1,075,676
Lennar Corp. , Class B ................. 237 23,999
Meritage Homes Corp. ................. 21,457 1,491,476
Newell Brands, Inc. ................... 8,864 37,672
NVR, Inc.
(c)
......................... 56 427,601
Panasonic Holdings Corp. ............... 481,900 6,607,185
Persimmon plc ...................... 7,491 144,256
PulteGroup, Inc. ..................... 10,845 1,356,601
Sekisui House Ltd. .................... 130,700 2,912,885
Sony Group Corp. .................... 418,600 9,229,255
Taylor Morrison Home Corp.
(c)
............ 35,310 2,152,144
Taylor Wimpey plc .................... 237,023 346,518
Toll Brothers, Inc. ..................... 9,275 1,340,145
32,001,161
Household Products — 0.4%
Procter & Gamble Co. (The) ............. 105,638 16,032,679
Reckitt Benckiser Group plc .............. 12,773 1,064,756
Reynolds Consumer Products, Inc. ......... 1,148 26,599
Unicharm Corp. ...................... 139,700 847,985
17,972,019
Independent Power and Renewable Electricity Producers — 0.0%
Brookfield Renewable Corp. ............. 2,887 120,215
Clearway Energy, Inc. , Class A ............ 687 23,200
Clearway Energy, Inc. , Class C ........... 1,622 58,635
Vistra Corp. ........................ 4,986 789,533
991,583
Industrial Conglomerates — 1.2%
3M Co. ............................ 53,706 8,225,611
Hitachi Ltd. ......................... 143,300 4,972,530
Honeywell International, Inc. ............. 126,008 28,669,340
Keppel Ltd. ......................... 140,900 1,212,139
Siemens AG (Registered) ............... 23,092 6,981,411
50,061,031
Industrial REITs — 0.0%
Segro plc .......................... 25,857 269,393
Insurance — 3.7%
Admiral Group plc .................... 6,668 250,943
Aegon Ltd. ......................... 212,757 1,671,097
Aflac, Inc. .......................... 43,393 4,814,453
Ageas SA .......................... 56,228 3,993,899
AIA Group Ltd. ...................... 1,184,200 13,662,687
Allianz SE (Registered) ................. 24,296 10,698,068
Allstate Corp. (The) ................... 36,272 7,217,765
American Financial Group, Inc. ........... 5,685 740,585
American International Group, Inc. ......... 25,457 1,906,220
Arch Capital Group Ltd.
(c)
............... 17,886 1,717,771
ASR Nederland NV ................... 27,222 1,977,153
Assurant, Inc. ....................... 2,113 503,169
Assured Guaranty Ltd. ................. 1,073 91,044
Aviva plc .......................... 54,576 475,786
AXA SA ........................... 79,982 3,647,110
Brighthouse Financial, Inc.
(c)
............. 1,281 82,061
Chubb Ltd. ......................... 14,125 4,372,535
Cincinnati Financial Corp. ............... 3,787 609,290
CNA Financial Corp. ................... 476 22,781
Security
Shares
Shares Value
Insurance (continued)
Dai-ichi Life Holdings, Inc. ............... 663,700 $ 5,836,672
Globe Life, Inc. ...................... 3,590 503,390
Great-West Lifeco, Inc. ................. 20,493 959,295
Hartford Insurance Group, Inc. (The) ........ 11,510 1,554,541
Helvetia Baloise Holding AG ............. 356 90,289
Japan Post Holdings Co. Ltd. ............. 791,900 9,528,792
Kemper Corp. ....................... 1,294 50,997
Marsh & McLennan Cos., Inc. ............ 53,147 10,001,734
MetLife, Inc. ........................ 81,709 6,445,206
MS&AD Insurance Group Holdings, Inc. ..... 124,100 3,161,768
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................... 6,199 3,757,069
NN Group NV ....................... 49,328 3,910,095
Principal Financial Group, Inc. ............ 11,730 1,111,066
Progressive Corp. (The) ................ 46,727 9,719,216
Prudential Financial, Inc. ................ 10,359 1,150,988
Prudential plc ....................... 74,445 1,222,777
QBE Insurance Group Ltd. .............. 73,883 1,012,624
Reinsurance Group of America, Inc. ........ 7,176 1,454,934
RLI Corp. .......................... 1,770 103,421
Sampo OYJ , Class A .................. 136,699 1,524,510
Sompo Holdings, Inc. .................. 96,800 3,338,102
Sun Life Financial, Inc. ................. 6,685 421,234
Swiss Re AG ........................ 14,169 2,263,977
Tokio Marine Holdings, Inc. .............. 66,900 2,493,534
Travelers Cos., Inc. (The) ............... 49,829 14,176,849
Tryg A/S ........................... 72,120 1,752,733
White Mountains Insurance Group Ltd. ...... 54 110,426
Zurich Insurance Group AG .............. 13,078 9,303,977
155,414,633
Interactive Media & Services — 4.4%
Alphabet, Inc. , Class A ................. 216,856 73,297,328
Alphabet, Inc. , Class C
(d)
................ 175,071 59,266,786
Autotrader Group plc
(b) (e)
................ 15,459 113,956
LY Corp. ........................... 263,500 674,671
Meta Platforms, Inc. , Class A ............. 70,238 50,325,527
Reddit, Inc. , Class A
(c)
.................. 5,029 906,578
ZoomInfo Technologies, Inc.
(c)
............ 6,441 51,850
184,636,696
IT Services — 0.6%
Accenture plc , Class A ................. 1,868 492,479
Capgemini SE ....................... 2,296 356,748
DXC Technology Co.
(c)
................. 3,818 55,094
Fujitsu Ltd. ......................... 45,800 1,272,589
Gartner, Inc.
(c)
....................... 9,697 2,032,588
GoDaddy, Inc. , Class A
(c)
................ 10,331 1,038,472
International Business Machines Corp. ...... 28,371 8,701,386
NEC Corp. ......................... 115,800 3,925,580
Nomura Research Institute Ltd. ........... 18,100 550,609
Obic Co. Ltd. ........................ 26,000 722,643
Otsuka Corp. ....................... 37,400 741,511
VeriSign, Inc. ....................... 20,659 5,045,548
Wix.com Ltd.
(c)
....................... 10,888 945,514
25,880,761
Leisure Products — 0.1%
Hasbro, Inc. ........................ 24,807 2,215,513
YETI Holdings, Inc.
(c)
.................. 1,818 83,101
2,298,614
Life Sciences Tools & Services — 0.2%
Danaher Corp. ...................... 9,629 2,107,692
Eurofins Scientific SE .................. 3,330 269,374
Mettler-Toledo International, Inc.
(c)
.......... 702 964,014
QIAGEN NV ........................ 21,936 1,177,305

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Sartorius Stedim Biotech ................ 989 $ 221,010
Sotera Health Co.
(c)
................... 3,179 57,604
Thermo Fisher Scientific, Inc. ............. 6,776 3,920,661
8,717,660
Machinery — 0.6%
Alfa Laval AB ....................... 10,087 584,262
Caterpillar, Inc. ...................... 7,299 4,798,071
Epiroc AB , Class A .................... 16,842 472,135
IHI Corp. .......................... 50,100 1,159,123
Illinois Tool Works, Inc. ................. 19,548 5,107,110
Kone OYJ , Class B ................... 8,787 631,477
Kubota Corp. ....................... 60,800 931,557
Mitsubishi Heavy Industries Ltd. ........... 178,000 5,241,021
Otis Worldwide Corp. .................. 17,716 1,513,301
Parker-Hannifin Corp. .................. 2,383 2,230,107
Sandvik AB ......................... 12,273 484,616
Schindler Holding AG .................. 3,701 1,428,003
Techtronic Industries Co. Ltd. ............. 30,500 416,371
Toyota Industries Corp. ................. 4,800 614,189
Xylem, Inc. ......................... 2,941 405,476
26,016,819
Marine Transportation — 0.1%
AP Moller - Maersk A/S , Class B ........... 498 1,231,418
Mitsui OSK Lines Ltd. .................. 43,500 1,363,506
Nippon Yusen KK ..................... 32,000 1,051,676
3,646,600
Media — 0.2%
Charter Communications, Inc. , Class A
(c)
..... 14,949 3,081,288
DoubleVerify Holdings, Inc.
(c)
............. 3,107 33,618
Fox Corp. , Class A .................... 13,955 1,015,645
Fox Corp. , Class B .................... 13,232 867,622
Informa plc ......................... 53,512 645,773
Liberty Broadband Corp. , Class A
(c)
......... 358 17,191
News Corp. , Class B .................. 2,426 75,449
Publicis Groupe SA ................... 3,902 389,998
Trade Desk, Inc. (The) , Class A
(c)
.......... 38,766 1,175,773
Versant Media Group, Inc.
(c)
.............. 10,096 328,928
WPP plc ........................... 13,380 55,503
7,686,788
Metals & Mining — 0.4%
Anglo American plc ................... 25,197 1,168,330
Anglogold Ashanti plc .................. 14,567 1,352,837
Antofagasta plc ...................... 12,120 600,564
ArcelorMittal SA ...................... 82,865 4,500,239
Cleveland-Cliffs, Inc.
(c)
................. 29,337 403,677
Fortescue Ltd. ....................... 141,230 2,045,133
Glencore plc ........................ 246,847 1,682,844
Nippon Steel Corp. .................... 176,500 735,485
Rio Tinto plc ........................ 14,660 1,337,495
Southern Copper Corp. ................. 1,930 367,318
thyssenkrupp AG ..................... 107,555 1,433,788
15,627,710
Multi-Utilities — 0.3%
Centrica plc ........................ 95,180 249,230
E.ON SE .......................... 225,804 4,789,271
Engie SA .......................... 148,054 4,420,365
National Grid plc ..................... 98,370 1,671,262
Veolia Environnement SA ............... 22,574 846,688
11,976,816
Security
Shares
Shares Value
Office REITs — 0.0%
Gecina SA ......................... 1,657 $ 152,197
Highwoods Properties, Inc. .............. 2,228 57,594
209,791
Oil, Gas & Consumable Fuels — 1.4%
BP plc ............................ 300,200 1,903,435
Cameco Corp. ....................... 3,426 423,731
Chevron Corp. ....................... 51,694 9,144,669
Chord Energy Corp. ................... 6,301 631,612
Devon Energy Corp. ................... 50,234 2,019,909
ENEOS Holdings, Inc. ................. 667,600 5,642,500
Eni SpA ........................... 56,546 1,155,751
EOG Resources, Inc. .................. 29,723 3,332,840
Exxon Mobil Corp. .................... 65,296 9,232,854
HF Sinclair Corp. ..................... 8,136 422,991
Inpex Corp. ......................... 31,900 714,694
Kinder Morgan, Inc. ................... 263,485 8,033,658
Marathon Petroleum Corp. .............. 8,720 1,536,377
Matador Resources Co. ................ 939 42,480
Ovintiv, Inc. ......................... 7,591 329,981
Repsol SA ......................... 16,670 328,417
Santos Ltd. ......................... 349,821 1,705,989
Shell plc ........................... 128,467 4,938,209
Targa Resources Corp. ................. 6,213 1,248,689
TotalEnergies SE ..................... 42,288 3,075,554
Valero Energy Corp. ................... 3,618 656,414
Woodside Energy Group Ltd. ............. 52,756 931,487
57,452,241
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................. 89,188 7,468,603
Passenger Airlines — 0.5%
Alaska Air Group, Inc.
(c) (d)
................ 22,091 1,122,886
American Airlines Group, Inc.
(c)
............ 76,745 1,020,708
ANA Holdings, Inc. .................... 17,300 335,878
Delta Air Lines, Inc. ................... 104,075 6,857,502
Deutsche Lufthansa AG (Registered) ....... 46,448 478,483
Joby Aviation, Inc. , Class A
(c) (d)
............ 113,621 1,200,974
Qantas Airways Ltd. ................... 133,529 933,586
Singapore Airlines Ltd. ................. 110,300 550,620
Southwest Airlines Co. ................. 36,070 1,714,046
United Airlines Holdings, Inc.
(c)
............ 46,113 4,718,282
18,932,965
Personal Care Products — 0.1%
Kao Corp. .......................... 20,200 808,050
Kenvue, Inc. ........................ 48,835 849,729
L'Oreal SA ......................... 3,213 1,476,179
Unilever plc ......................... 39,140 2,662,672
5,796,630
Pharmaceuticals — 1.8%
AstraZeneca plc ..................... 44,106 8,217,569
Bristol-Myers Squibb Co. ................ 82,611 4,547,736
Daiichi Sankyo Co. Ltd. ................. 15,700 287,618
Eli Lilly & Co. ....................... 18,051 18,721,595
GSK plc ........................... 67,995 1,758,464
Haleon plc ......................... 83,811 438,323
Ipsen SA .......................... 1,672 273,147
Johnson & Johnson ................... 38,835 8,825,254
Merck & Co., Inc. ..................... 5,279 582,115
Novartis AG (Registered) ............... 61,766 9,164,210
Novo Nordisk A/S , Class B .............. 54,298 3,224,174
Otsuka Holdings Co. Ltd. ............... 11,700 700,460
Perrigo Co. plc ...................... 2,893 41,110
Pfizer, Inc. ......................... 328,033 8,673,193

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Roche Holding AG .................... 8,194 $ 3,731,660
Royalty Pharma plc , Class A ............. 8,377 349,153
Sanofi SA .......................... 21,718 2,048,523
Teva Pharmaceutical Industries Ltd. , ADR
(c)
... 20,067 683,883
UCB SA ........................... 1,019 310,516
Viatris, Inc. ......................... 26,237 343,442
Zoetis, Inc. , Class A ................... 5,943 741,805
73,663,950
Professional Services — 0.5%
Automatic Data Processing, Inc. ........... 9,107 2,247,790
Bureau Veritas SA .................... 30,549 983,444
CACI International, Inc. , Class A
(c) (d)
........ 2,005 1,244,263
Clarivate plc
(c)
....................... 8,615 22,830
Computershare Ltd. ................... 19,525 443,424
Concentrix Corp. ..................... 993 37,089
Dayforce, Inc.
(c)
...................... 1,261 87,349
ExlService Holdings, Inc.
(c)
.............. 56,736 2,221,214
Experian plc ........................ 61,889 2,344,030
Jacobs Solutions, Inc. .................. 7,805 1,055,704
KBR, Inc. .......................... 7,528 322,274
Leidos Holdings, Inc. .................. 11,008 2,072,586
ManpowerGroup, Inc. .................. 1,007 36,584
Recruit Holdings Co. Ltd. ............... 15,100 795,374
RELX plc .......................... 24,252 859,782
Robert Half, Inc. ..................... 2,949 102,065
SGS SA (Registered)
(d)
................. 18,526 2,229,779
SS&C Technologies Holdings, Inc. ......... 6,521 534,005
Thomson Reuters Corp. ................ 19,183 2,119,548
Verisk Analytics, Inc. ................... 5,953 1,294,539
Wolters Kluwer NV .................... 18,497 1,736,926
22,790,599
Real Estate Management & Development — 0.2%
CK Asset Holdings Ltd. ................. 84,500 495,013
Daito Trust Construction Co. Ltd. .......... 28,500 578,476
Daiwa House Industry Co. Ltd. ............ 42,300 1,441,333
Henderson Land Development Co. Ltd. ...... 76,000 302,299
Howard Hughes Holdings, Inc.
(c)
........... 654 53,406
Nomura Real Estate Holdings, Inc. ......... 172,600 1,146,969
Sun Hung Kai Properties Ltd. ............. 43,500 698,562
Tokyo Tatemono Co. Ltd. ................ 45,700 1,075,423
Tokyu Fudosan Holdings Corp. ............ 104,900 971,323
Vonovia SE ......................... 54,042 1,582,311
Zillow Group, Inc. , Class A
(c)
............. 987 61,431
8,406,546
Residential REITs — 0.0%
Invitation Homes, Inc. .................. 50,407 1,347,379
Retail REITs — 0.1%
Simon Property Group, Inc. .............. 16,288 3,116,057
Semiconductors & Semiconductor Equipment — 8.7%
Advanced Micro Devices, Inc.
(c)
........... 74,940 17,740,546
Advantest Corp. ...................... 21,400 3,539,273
Analog Devices, Inc. ................... 28,962 9,003,707
Applied Materials, Inc. ................. 18,702 6,028,029
ARM Holdings plc , ADR
(c)
............... 27,187 2,864,422
ASML Holding NV .................... 16,951 24,306,141
Astera Labs, Inc.
(c)
.................... 8,639 1,301,206
Broadcom, Inc. ...................... 169,901 56,288,201
Credo Technology Group Holding Ltd.
(c)
...... 12,632 1,582,537
First Solar, Inc.
(c)
..................... 3,725 840,062
Infineon Technologies AG ............... 14,334 700,682
Intel Corp.
(c)
........................ 234,477 10,896,146
Kioxia Holdings Corp.
(c)
................. 4,300 588,182
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp. .......................... 3,139 $ 4,482,304
Lam Research Corp. .................. 36,590 8,542,301
Marvell Technology, Inc. ................ 44,002 3,472,638
Microchip Technology, Inc. ............... 16,101 1,222,388
Micron Technology, Inc. ................. 50,128 20,797,105
Nova Ltd.
(c)
......................... 1,113 509,576
NVIDIA Corp. ....................... 820,389 156,800,950
Onto Innovation, Inc.
(c)
................. 10,318 2,084,752
Qnity Electronics, Inc. .................. 8,780 844,460
QUALCOMM, Inc. .................... 68,507 10,384,976
Rambus, Inc.
(c) (d)
..................... 11,227 1,277,969
Rigetti Computing, Inc.
(c) (d)
............... 26,942 489,536
Skyworks Solutions, Inc. ................ 53,289 2,971,395
STMicroelectronics NV ................. 40,167 1,134,238
Texas Instruments, Inc. ................. 35,519 7,656,121
Tokyo Electron Ltd. ................... 14,900 3,970,240
Tower Semiconductor Ltd.
(c) (d)
............. 2,781 374,684
362,694,767
Software — 4.0%
Adobe, Inc.
(c)
........................ 25,834 7,575,820
AppLovin Corp. , Class A
(c)
............... 2,683 1,269,354
Check Point Software Technologies Ltd.
(c)
.... 10,776 1,934,400
Confluent, Inc. , Class A
(c)
................ 454 13,865
Crowdstrike Holdings, Inc. , Class A
(c)
........ 1,751 772,900
CyberArk Software Ltd.
(c)
................ 1,498 645,383
Dassault Systemes SE ................. 19,548 537,664
Datadog, Inc. , Class A
(c)
................ 4,108 531,247
Elastic NV
(c)
........................ 20,074 1,323,479
Guidewire Software, Inc.
(c)
............... 3,570 502,513
Intuit, Inc. .......................... 7,105 3,544,827
Microsoft Corp. ...................... 248,823 107,066,049
nCino, Inc.
(c)
........................ 1,780 38,003
Oracle Corp. ........................ 57,546 9,470,921
Palantir Technologies, Inc. , Class A
(c)
........ 65,572 9,612,199
Palo Alto Networks, Inc.
(c)
............... 3,538 626,120
RingCentral, Inc. , Class A
(c)
.............. 1,754 45,393
Rubrik, Inc. , Class A
(c)
.................. 9,526 532,980
Sage Group plc (The) .................. 14,841 194,613
Salesforce, Inc. ...................... 29,622 6,288,454
SAP SE ........................... 42,192 8,428,630
ServiceNow, Inc.
(c)
.................... 29,757 3,481,867
Strategy, Inc. , Class A
(c)
................ 7,011 1,049,617
Teradata Corp.
(c)
..................... 2,048 58,409
Xero Ltd.
(c)
......................... 36,230 2,361,155
167,905,862
Specialized REITs — 0.2%
American Tower Corp. ................. 5,301 950,363
CubeSmart ......................... 32,184 1,207,865
Digital Realty Trust, Inc. ................ 24,456 4,058,473
EPR Properties ...................... 1,596 86,567
Iron Mountain, Inc. .................... 10,638 980,079
Millrose Properties, Inc. , Class A ........... 5,009 149,268
National Storage Affiliates Trust ........... 1,492 47,461
Rayonier, Inc. ....................... 3,451 78,476
7,558,552
Specialty Retail — 0.3%
AutoZone, Inc.
(c)
..................... 375 1,389,109
Bath & Body Works, Inc. ................ 6,685 145,733
CarMax, Inc.
(c)
....................... 16,009 713,041
Carvana Co. , Class A
(c)
................. 3,845 1,542,268
Home Depot, Inc. (The) ................ 13,561 5,079,815
Industria de Diseno Textil SA ............. 6,540 425,559
Lithia Motors, Inc. , Class A .............. 5,817 1,881,450

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Lowe's Cos., Inc. ..................... 2,025 $ 540,796
Wayfair, Inc. , Class A
(c)
................. 3,896 403,197
12,120,968
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc. ......................... 534,282 138,635,493
Canon, Inc. ......................... 58,000 1,765,455
Dell Technologies, Inc. , Class C ........... 26,873 3,075,346
Hewlett Packard Enterprise Co. ........... 13,024 280,277
IonQ, Inc.
(c)
......................... 4,916 196,542
Logitech International SA (Registered) ....... 6,923 596,431
NetApp, Inc. ........................ 3,022 291,170
Sandisk Corp.
(c)
...................... 7,189 4,142,661
Seagate Technology Holdings plc .......... 1,149 468,436
Super Micro Computer, Inc.
(c)
............. 23,612 687,345
Western Digital Corp. .................. 7,954 1,990,330
152,129,486
Textiles, Apparel & Luxury Goods — 0.2%
Hermes International SCA ............... 991 2,384,346
LVMH Moet Hennessy Louis Vuitton SE ...... 7,717 4,980,587
Under Armour, Inc. , Class A
(c) (d)
............ 3,982 24,569
Under Armour, Inc. , Class C
(c)
............ 4,085 24,796
7,414,298
Tobacco — 1.3%
Altria Group, Inc. ..................... 303,302 18,801,691
British American Tobacco plc ............. 100,472 6,069,875
Imperial Brands plc ................... 56,701 2,388,120
Japan Tobacco, Inc. ................... 219,300 7,925,874
Philip Morris International, Inc. ............ 96,718 17,355,078
52,540,638
Trading Companies & Distributors — 0.3%
AerCap Holdings NV .................. 59,632 8,566,733
Air Lease Corp. , Class A ................ 3,227 208,561
Ashtead Group plc .................... 17,651 1,136,366
Bunzl plc .......................... 4,065 113,995
Ferguson Enterprises, Inc. ............... 1,318 332,742
Mitsui & Co. Ltd. ..................... 24,300 793,761
MSC Industrial Direct Co., Inc. , Class A ...... 980 82,653
Sumitomo Corp. ..................... 44,700 1,815,227
13,050,038
Transportation Infrastructure — 0.0%
Aena SME SA
(b) (e)
..................... 9,660 300,016
Transurban Group
(f)
................... 62,173 601,385
901,401
Water Utilities — 0.0%
Essential Utilities, Inc. .................. 2,449 94,997
Severn Trent plc ..................... 10,850 435,798
United Utilities Group plc ................ 26,318 450,710
981,505
Wireless Telecommunication Services — 0.3%
KDDI Corp. ......................... 71,600 1,208,893
SoftBank Corp. ...................... 3,840,400 5,220,099
SoftBank Group Corp. ................. 234,900 6,414,505
Vodafone Group plc ................... 229,050 337,328
13,180,825
Total Common Stocks — 67 .2%
(Cost: $ 2,062,289,581 ) ............................ 2,804,632,279
Security
Beneficial Interest
(000) Value
Other Interests
(g)
Capital Markets — 0.0%
(c)(h)(i)
Lehman Brothers Holdings, Inc. ........... USD 190 $ —
Lehman Brothers Holdings, Inc., Capital Trust VII 110 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.0%
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ........ 8,782 771,517
Total Preferred Securities — 0.0%
(Cost: $ 716,544 ) ................................. 771,517
Rights
Biotechnology — 0.0%
Mirati Therapeutics, Inc., CVR
(c) (i)
.......... 1,004 793
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., CVR
(c) (i)
..... 15,344 8,132
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(c) (i)
................ 843 1,956
Total Rights — 0.0%
(Cost: $ 9,695 ) .................................. 10,881
Total Long-Term Investments — 67.2%
(Cost: $ 2,063,224,097 ) ............................ 2,805,414,677
Short-Term Securities
Money Market Funds — 1.4%
(j)(k)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(l)
.................... 8,389,319 8,393,514
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.57% ..................... 49,758,275 49,758,275
Total Money Market Funds — 1 .4%
(Cost: $ 58,151,698 ) ............................... 58,151,789
Par (000)
Pa r (000)
U.S. Treasury Obligations — 9.2%
U.S. Treasury Bills
(m)
3.61% , 02/17/26 ................... 261,893 261,498,124
3.65% , 03/24/26 ................... 123,444 122,819,396
Total U.S. Treasury Obligations — 9 .2%
(Cost: $ 384,284,009 ) .............................. 384,317,520
Total Short-Term Securities — 10.6%
(Cost: $ 442,435,707 ) .............................. 442,469,309
Total Investments — 77 .8%
(Cost: $ 2,505,659,804 ) ............................ 3,247,883,986
Other Assets Less Liabilities — 22.2% ................... 927,380,833
Net Assets — 100.0% ...............................
$ 4,175,264,819

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Tactical Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
All or a portion of this security is on loan.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.
(l)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(m)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 264,167 $ 8,129,575
(a)
$ — $ (294) $ 66 $ 8,393,514 8,389,319 $ 8,317
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 120,489,795 — (70,731,520)
(a)
— — 49,758,275 49,758,275 3,574,065 —
$ (294) $ 66 $ 58,151,789 $ 3,582,382 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Tactical Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 Index ............................................................ 614 02/20/26 $ 59,250 $ (899,659)
MSCI Singapore Index ...................................................... 630 02/26/26 22,779 66,784
Euro-BTP ............................................................... 1,850 03/06/26 265,582 898,713
Euro-Bund .............................................................. 16,569 03/06/26 2,517,267 3,691,870
TOPIX Index ............................................................. 1,772 03/12/26 409,689 13,511,071
FTSE/JSE Top 40 Index ..................................................... 750 03/19/26 52,588 1,176,318
S&P/TSX 60 Index ......................................................... 273 03/19/26 74,290 (1,584,305)
EURO STOXX 50 Index ..................................................... 285 03/20/26 20,104 (293,892)
FTSE 100 Index ........................................................... 3,794 03/20/26 530,392 16,780,166
FTSE/MIB Index ........................................................... 263 03/20/26 71,166 771,151
MSCI EAFE Index ......................................................... 495 03/20/26 75,161 3,530,157
S&P 500 E-Mini Index ....................................................... 279 03/20/26 97,172 21,121
U.S. Treasury 10-Year Note ................................................... 9,237 03/20/26 1,032,379 89,277
SET50 Index ............................................................. 23,362 03/30/26 130,245 6,341,272
44,100,044
Short Contracts
IBEX 35 Index ............................................................ 885 02/20/26 187,439 (2,256,448)
OMX Stockholm 30 Index .................................................... 15,046 02/20/26 511,276 (7,175,894)
IFSC NIFTY 50 Index ....................................................... 1,111 02/24/26 56,504 (49,009)
Euro-Bund .............................................................. 3,494 03/06/26 530,831 1,036,517
Euro-Buxl ............................................................... 471 03/06/26 61,346 1,081,298
Euro-OAT ............................................................... 6,731 03/06/26 972,830 (6,530,919)
Japan 10-Year Bond ........................................................ 594 03/13/26 505,146 5,818,401
Australia 10-Year Bond ...................................................... 10,932 03/16/26 830,918 (2,785,607)
SPI 200 Index ............................................................ 1,592 03/19/26 244,638 (2,818,514)
Canada 10-Year Bond ....................................................... 13,373 03/20/26 1,189,148 (1,604,772)
DAX Index .............................................................. 341 03/20/26 248,132 6,230,395
EURO STOXX 50 Index ..................................................... 1,100 03/20/26 77,594 (1,697,379)
MSCI EAFE Index ......................................................... 4,675 03/20/26 709,852 (33,595,520)
Nasdaq-100 E-Mini Index ..................................................... 494 03/20/26 253,620 2,504,923
S&P 500 E-Mini Index ....................................................... 1,134 03/20/26 394,958 1,143,355
U.S. Treasury Ultra Bond ..................................................... 4,403 03/20/26 515,289 11,401,440
WIG20 Index ............................................................. 1,275 03/20/26 24,205 (644,868)
Long Gilt ................................................................ 13,361 03/27/26 1,660,967 8,924,023
U.S. Treasury 2-Year Note .................................................... 504 03/31/26 105,068 (11)
U.S. Treasury 5-Year Note .................................................... 181 03/31/26 19,712 620
(21,017,969)
$ 23,082,075
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 25,398,000 USD 17,043,899 ANZ Banking Group Ltd. 03/18/26 $ 640,140
AUD 339,316,340 USD 224,675,939 JPMorgan Chase Bank NA 03/18/26 11,582,168
AUD 22,396,000 USD 14,976,216 Standard Chartered Bank 03/18/26 617,600
BRL 255,753,000 USD 47,196,740 Goldman Sachs International 03/18/26 927,230
BRL 85,520,000 USD 15,634,627 HSBC Bank plc 03/18/26 457,313
BRL 94,205,000 USD 17,570,679 Standard Chartered Bank 03/18/26 155,481
CAD 202,722,177 USD 146,088,869 Morgan Stanley & Co. International plc 03/18/26 3,052,681
CAD 23,504,000 USD 16,981,187 Standard Chartered Bank 03/18/26 310,572
CHF 9,045,000 USD 11,417,382 HSBC Bank plc 03/18/26 337,346
CLP 14,053,495,000 USD 15,314,699 BNP Paribas SA 03/18/26 763,230
CLP 16,556,564,000 USD 18,074,851 HSBC Bank plc 03/18/26 866,718
CLP 13,300,598,000 USD 14,704,918 Toronto Dominion Bank 03/18/26 511,658

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CLP 13,019,359,000 USD 14,156,093 UBS AG 03/18/26 $ 738,731
EUR 304,503,942 USD 357,110,043 BNP Paribas SA 03/18/26 4,568,564
EUR 14,535,000 USD 17,024,101 Standard Chartered Bank 03/18/26 240,039
GBP 16,672,000 USD 22,286,608 HSBC Bank plc 03/18/26 525,278
GBP 18,158,000 USD 24,404,434 Standard Chartered Bank 03/18/26 440,709
JPY 2,925,415,000 EUR 15,814,127 Morgan Stanley & Co. International plc 03/18/26 186,710
JPY 2,564,890,000 USD 16,300,466 Societe Generale SA 03/18/26 331,822
KRW 17,507,666,000 USD 11,939,287 Goldman Sachs International 03/18/26 146,167
MXN 23,080,000 USD 1,252,880 Goldman Sachs International 03/18/26 62,629
NOK 14,638,000 USD 1,451,807 HSBC Bank plc 03/18/26 67,845
NZD 1,549,000 USD 897,626 HSBC Bank plc 03/18/26 36,520
SEK 79,248,000 USD 8,479,788 Bank of New York Mellon 03/18/26 436,414
SEK 530,000 USD 56,712 Toronto Dominion Bank 03/18/26 2,918
SGD 7,308,000 USD 5,682,061 HSBC Bank plc 03/18/26 79,838
USD 6,683,769 EUR 5,612,000 Morgan Stanley & Co. International plc 03/18/26 18,041
USD 17,514,321 GBP 12,731,000 JPMorgan Chase Bank NA 03/18/26 94,808
USD 80,282 INR 7,270,000 HSBC Bank plc 03/18/26 1,270
USD 14,547,363 JPY 2,234,955,000 Goldman Sachs International 03/18/26 54,572
USD 5,773,776 JPY 885,919,000 HSBC Bank plc 03/18/26 28,945
USD 7,061,405 JPY 1,083,556,000 JPMorgan Chase Bank NA 03/18/26 34,977
USD 14,976,811 JPY 2,298,158,000 Morgan Stanley & Co. International plc 03/18/26 74,173
USD 18,021,269 KRW 26,040,733,000 JPMorgan Chase Bank NA 03/18/26 45,481
USD 21,428,356 KRW 30,738,977,000 Toronto Dominion Bank 03/18/26 209,394
ZAR 252,803,000 USD 15,161,419 Bank of America NA 03/18/26 438,725
29,086,707
AUD 9,549,000 USD 6,707,905 Morgan Stanley & Co. International plc 03/18/26 (59,158)
BRL 92,407,000 USD 17,600,663 HSBC Bank plc 03/18/26 (212,825)
CAD 7,818,000 USD 5,786,902 Citibank NA 03/18/26 (35,244)
JPY 46,369,786,210 EUR 257,991,895 Barclays Bank plc 03/18/26 (5,743,742)
JPY 3,072,921,000 EUR 16,926,594 Morgan Stanley & Co. International plc 03/18/26 (178,120)
JPY 46,501,406,900 USD 302,996,623 Barclays Bank plc 03/18/26 (1,453,553)
JPY 2,796,594,000 USD 18,173,014 Morgan Stanley & Co. International plc 03/18/26 (38,218)
USD 57,839,200 AUD 87,141,000 JPMorgan Chase Bank NA 03/18/26 (2,835,060)
USD 18,151,189 BRL 101,337,000 Goldman Sachs International 03/18/26 (916,969)
USD 18,345,377 BRL 103,201,000 HSBC Bank plc 03/18/26 (1,073,522)
USD 23,154,359 CAD 31,878,000 JPMorgan Chase Bank NA 03/18/26 (298,104)
USD 36,666,673 CAD 50,881,000 Morgan Stanley & Co. International plc 03/18/26 (766,189)
USD 1,011,046 CHF 801,000 Toronto Dominion Bank 03/18/26 (29,921)
USD 34,209,057 CLP 31,391,854,000 BNP Paribas SA 03/18/26 (1,704,856)
USD 33,763,760 EUR 28,790,000 BNP Paribas SA 03/18/26 (431,945)
USD 12,175,208 EUR 10,342,000 Citibank NA 03/18/26 (108,640)
USD 15,470,519 GBP 11,460,000 Goldman Sachs International 03/18/26 (209,916)
USD 34,570,175 GBP 25,861,000 HSBC Bank plc 03/18/26 (814,794)
USD 5,644,815 GBP 4,195,000 Morgan Stanley & Co. International plc 03/18/26 (95,100)
USD 20,323,379 GBP 15,125,000 Standard Chartered Bank 03/18/26 (371,785)
USD 14,615,929 JPY 2,276,390,000 JPMorgan Chase Bank NA 03/18/26 (145,552)
USD 6,608,958 MXN 121,741,000 Standard Chartered Bank 03/18/26 (330,011)
USD 1,552,817 PLN 5,634,000 Toronto Dominion Bank 03/18/26 (32,738)
USD 1,695,565 SEK 15,844,000 HSBC Bank plc 03/18/26 (87,045)
USD 18,089,877 SEK 164,737,000 Standard Chartered Bank 03/18/26 (444,703)
USD 1,751,742 SGD 2,253,000 Goldman Sachs International 03/18/26 (24,608)
USD 41,741,707 THB 1,331,310,000 Goldman Sachs International 03/18/26 (689,548)
USD 14,468,820 ZAR 246,005,000 Citibank NA 03/18/26 (711,828)
USD 339,086 ZAR 5,791,000 Credit Agricole Corporate & Investment Bank SA 03/18/26 (18,269)
(19,861,963)
$ 9,224,744

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Tactical Opportunities Fund

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
45.V2 ........... 5 .00 % Quarterly 12/20/30 B+ USD 40,206 $ 3,598,798 $ 2,917,625 $ 681,173
Markit CDX North American
Investment Grade Index
Series 45.V1 ....... 1 .00 Quarterly 12/20/30 BBB+ USD 203,062 4,803,239 4,207,807 595,432
$ 8,402,037 $ 7,125,432 $ 1,276,605
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
12.66% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 131,000 $ — $ — $ —
13.21% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 56,000 (133,443) — (133,443)
12.76% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 249,000 (101,805) — (101,805)
13.06% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 281,000 (531,607) — (531,607)
12.65% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 122,000 14,321 — 14,321
13.32% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 45,000 (134,768) — (134,768)
13.19% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 603,000 (1,528,957) — (1,528,957)
1-day TIIEOIS Monthly 7.84% Monthly 03/18/26
(a)
03/12/31 MXN 638,000 393,031 — 393,031
1-day TIIEOIS Monthly 7.86% Monthly 03/18/26
(a)
03/12/31 MXN 1,383,000 917,789 — 917,789
1-day TIIEOIS Monthly 7.99% Monthly 03/18/26
(a)
03/12/31 MXN 888,000 863,966 — 863,966
1-day SARON Annual 0.32% Annual 03/18/26
(a)
03/18/31 CHF 12,000 82,865 — 82,865
1-day SARON Annual 0.33% Annual 03/18/26
(a)
03/18/31 CHF 13,000 93,598 — 93,598
1-day SARON Annual 0.37% Annual 03/18/26
(a)
03/18/31 CHF 13,000 131,614 10,884 120,730
1-week
CNREPOFIX_
CFXS Quarterly 1.61% Quarterly 03/18/26
(a)
03/18/31 CNY 257,280 (48,454) — (48,454)
1-week
CNREPOFIX_
CFXS Quarterly 1.61% Quarterly 03/18/26
(a)
03/18/31 CNY 578,788 (110,981) — (110,981)
1-week
CNREPOFIX_
CFXS Quarterly 1.62% Quarterly 03/18/26
(a)
03/18/31 CNY 47,500 (6,187) — (6,187)
1-week
CNREPOFIX_
CFXS Quarterly 1.63% Quarterly 03/18/26
(a)
03/18/31 CNY 1,142,365 (114,441) — (114,441)
1-week
CNREPOFIX_
CFXS Quarterly 1.63% Quarterly 03/18/26
(a)
03/18/31 CNY 406,527 (22,391) — (22,391)
1-week
CNREPOFIX_
CFXS Quarterly 1.63% Quarterly 03/18/26
(a)
03/18/31 CNY 677,000 (39,601) — (39,601)
1-week
CNREPOFIX_
CFXS Quarterly 1.63% Quarterly 03/18/26
(a)
03/18/31 CNY 47,500 (3,915) — (3,915)

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-week
CNREPOFIX_
CFXS Quarterly 1.63% Quarterly 03/18/26
(a)
03/18/31 CNY 455,108 $ (41,860) $ — $ (41,860)
1-week
CNREPOFIX_
CFXS Quarterly 1.64% Quarterly 03/18/26
(a)
03/18/31 CNY 426,000 (5,997) — (5,997)
1-week
CNREPOFIX_
CFXS Quarterly 1.67% Quarterly 03/18/26
(a)
03/18/31 CNY 695,000 137,871 — 137,871
1-week
CNREPOFIX_
CFXS Quarterly 1.69% Quarterly 03/18/26
(a)
03/18/31 CNY 712,000 247,845 — 247,845
3-mo. TWCPBA Quarterly 1.98% Quarterly 03/18/26
(a)
03/18/31 TWD 462,000 (137,511) — (137,511)
3-mo. TWCPBA Quarterly 1.99% Quarterly 03/18/26
(a)
03/18/31 TWD 407,360 (117,073) — (117,073)
3-mo. TWCPBA Quarterly 2.02% Quarterly 03/18/26
(a)
03/18/31 TWD 1,785,640 (434,744) — (434,744)
3-mo. TWCPBA Quarterly 2.06% Quarterly 03/18/26
(a)
03/18/31 TWD 630,000 (110,950) — (110,950)
3-mo. TWCPBA Quarterly 2.07% Quarterly 03/18/26
(a)
03/18/31 TWD 699,000 (110,820) — (110,820)
3-mo. TWCPBA Quarterly 2.08% Quarterly 03/18/26
(a)
03/18/31 TWD 630,000 (98,036) — (98,036)
3-mo. TWCPBA Quarterly 2.08% Quarterly 03/18/26
(a)
03/18/31 TWD 390,000 (56,691) — (56,691)
3-mo. TWCPBA Quarterly 2.09% Quarterly 03/18/26
(a)
03/18/31 TWD 1,123,000 (155,021) — (155,021)
3-mo. TWCPBA Quarterly 2.09% Quarterly 03/18/26
(a)
03/18/31 TWD 390,000 (52,123) — (52,123)
3-mo. TWCPBA Quarterly 2.10% Quarterly 03/18/26
(a)
03/18/31 TWD 820,000 (96,384) — (96,384)
3-mo. TWCPBA Quarterly 2.10% Quarterly 03/18/26
(a)
03/18/31 TWD 410,000 (51,194) — (51,194)
3-mo. TWCPBA Quarterly 2.11% Quarterly 03/18/26
(a)
03/18/31 TWD 541,000 (58,045) — (58,045)
3-mo. TWCPBA Quarterly 2.14% Quarterly 03/18/26
(a)
03/18/31 TWD 791,000 (47,805) — (47,805)
3-mo. TWCPBA Quarterly 2.14% Quarterly 03/18/26
(a)
03/18/31 TWD 304,000 (19,263) — (19,263)
3-mo. TWCPBA Quarterly 2.17% Quarterly 03/18/26
(a)
03/18/31 TWD 347,000 (5,729) — (5,729)
3-mo. TWCPBA Quarterly 2.17% Quarterly 03/18/26
(a)
03/18/31 TWD 198,000 (4,718) — (4,718)
3-mo. STIBOR Quarterly 2.68% Annual 03/18/26
(a)
03/18/31 SEK 134,000 125,638 363 125,275
3-mo. STIBOR Quarterly 2.69% Annual 03/18/26
(a)
03/18/31 SEK 91,000 88,436 13,342 75,094
3-mo. STIBOR Quarterly 2.71% Annual 03/18/26
(a)
03/18/31 SEK 2,520,000 2,799,518 145,420 2,654,098
3-mo. CD_KSDA Quarterly 3.06% Quarterly 03/18/26
(a)
03/18/31 KRW 53,984,000 (584,819) — (584,819)
3-mo. CD_KSDA Quarterly 3.08% Quarterly 03/18/26
(a)
03/18/31 KRW 139,937,000 (1,434,927) — (1,434,927)
3-mo. CD_KSDA Quarterly 3.15% Quarterly 03/18/26
(a)
03/18/31 KRW 124,770,000 (988,375) — (988,375)
3-mo. CD_KSDA Quarterly 3.17% Quarterly 03/18/26
(a)
03/18/31 KRW 92,165,000 (679,684) — (679,684)
3-mo. CD_KSDA Quarterly 3.17% Quarterly 03/18/26
(a)
03/18/31 KRW 95,110,000 (709,052) — (709,052)
3-mo. CD_KSDA Quarterly 3.18% Quarterly 03/18/26
(a)
03/18/31 KRW 182,027,000 (1,257,468) — (1,257,468)
3-mo. CD_KSDA Quarterly 3.19% Quarterly 03/18/26
(a)
03/18/31 KRW 123,728,000 (842,788) — (842,788)
3-mo. CD_KSDA Quarterly 3.22% Quarterly 03/18/26
(a)
03/18/31 KRW 335,456,000 (1,856,538) — (1,856,538)
3-mo. CD_KSDA Quarterly 3.23% Quarterly 03/18/26
(a)
03/18/31 KRW 52,960,000 (284,070) — (284,070)
3-mo. CD_KSDA Quarterly 3.26% Quarterly 03/18/26
(a)
03/18/31 KRW 72,567,000 (328,538) — (328,538)
3-mo. CD_KSDA Quarterly 3.31% Quarterly 03/18/26
(a)
03/18/31 KRW 58,795,000 (173,499) — (173,499)
3-mo. CD_KSDA Quarterly 3.34% Quarterly 03/18/26
(a)
03/18/31 KRW 25,260,000 (48,128) — (48,128)
3-mo. CD_KSDA Quarterly 3.36% Quarterly 03/18/26
(a)
03/18/31 KRW 36,278,000 (48,695) — (48,695)
3-mo. CD_KSDA Quarterly 3.37% Quarterly 03/18/26
(a)
03/18/31 KRW 87,636,000 (86,618) — (86,618)
3-mo. CD_KSDA Quarterly 3.39% Quarterly 03/18/26
(a)
03/18/31 KRW 495,775,000 (102,421) — (102,421)
3-mo. CD_KSDA Quarterly 3.42% Quarterly 03/18/26
(a)
03/18/31 KRW 264,232,000 189,392 — 189,392
1-day SHIRON Annual 3.42% Annual 03/18/26
(a)
03/18/31 ILS 31,000 1,037 — 1,037
1-day SHIRON Annual 3.43% Annual 03/18/26
(a)
03/18/31 ILS 42,000 — — —
1-day SHIRON Annual 3.44% Annual 03/18/26
(a)
03/18/31 ILS 36,000 10,372 — 10,372
1-day SHIRON Annual 3.46% Annual 03/18/26
(a)
03/18/31 ILS 37,000 22,774 — 22,774
1-day SHIRON Annual 3.47% Annual 03/18/26
(a)
03/18/31 ILS 39,000 29,680 — 29,680
1-day SOFR Annual 3.48% Annual 03/18/26
(a)
03/18/31 USD 146,000 (375,745) 102,668 (478,413)
1-day SOFR Annual 3.50% Annual 03/18/26
(a)
03/18/31 USD 64,000 (94,710) (61,422) (33,288)
1-day SOFR Annual 3.52% Annual 03/18/26
(a)
03/18/31 USD 65,000 (39,907) (180,277) 140,370
1-day SOFR Annual 3.56% Annual 03/18/26
(a)
03/18/31 USD 7,000 7,506 (3,607) 11,113
1-day SOFR Annual 3.57% Annual 03/18/26
(a)
03/18/31 USD 190,000 368,247 8,411 359,836
1-day SOFR Annual 3.58% Annual 03/18/26
(a)
03/18/31 USD 13,000 30,528 (3,244) 33,772
1-day SOFR Annual 3.61% Annual 03/18/26
(a)
03/18/31 USD 146,000 489,232 169,778 319,454
6-mo. WIBOR Semi-Annual 3.73% Annual 03/18/26
(a)
03/18/31 PLN 7,000 (7,342) — (7,342)

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. WIBOR Semi-Annual 3.77% Annual 03/18/26
(a)
03/18/31 PLN 58,000 $ (31,082) $ — $ (31,082)
6-mo. WIBOR Semi-Annual 3.77% Annual 03/18/26
(a)
03/18/31 PLN 95,000 (58,043) — (58,043)
6-mo. WIBOR Semi-Annual 3.79% Annual 03/18/26
(a)
03/18/31 PLN 85,000 (22,154) 12,653 (34,807)
6-mo. WIBOR Semi-Annual 3.79% Annual 03/18/26
(a)
03/18/31 PLN 69,000 (17,120) — (17,120)
6-mo. WIBOR Semi-Annual 3.79% Annual 03/18/26
(a)
03/18/31 PLN 45,000 (12,573) — (12,573)
6-mo. WIBOR Semi-Annual 3.81% Annual 03/18/26
(a)
03/18/31 PLN 80,000 (1,332) — (1,332)
6-mo. WIBOR Semi-Annual 3.81% Annual 03/18/26
(a)
03/18/31 PLN 133,000 (9,703) — (9,703)
1-day MIBOR Semi-Annual 5.77% Semi-Annual 03/18/26
(a)
03/18/31 INR 685,000 (129,392) — (129,392)
1-day MIBOR Semi-Annual 5.77% Semi-Annual 03/18/26
(a)
03/18/31 INR 1,297,000 (247,637) — (247,637)
1-day MIBOR Semi-Annual 5.85% Semi-Annual 03/18/26
(a)
03/18/31 INR 4,546,500 (702,221) — (702,221)
1-day MIBOR Semi-Annual 5.85% Semi-Annual 03/18/26
(a)
03/18/31 INR 4,546,500 (713,333) — (713,333)
1-day MIBOR Semi-Annual 5.86% Semi-Annual 03/18/26
(a)
03/18/31 INR 2,411,000 (357,765) — (357,765)
1-day MIBOR Semi-Annual 5.94% Semi-Annual 03/18/26
(a)
03/18/31 INR 5,732,772 (650,904) — (650,904)
1-day MIBOR Semi-Annual 5.95% Semi-Annual 03/18/26
(a)
03/18/31 INR 4,879,000 (534,093) — (534,093)
1-day MIBOR Semi-Annual 5.95% Semi-Annual 03/18/26
(a)
03/18/31 INR 1,654,000 (182,182) — (182,182)
1-day MIBOR Semi-Annual 5.95% Semi-Annual 03/18/26
(a)
03/18/31 INR 4,879,000 (536,301) — (536,301)
1-day MIBOR Semi-Annual 5.95% Semi-Annual 03/18/26
(a)
03/18/31 INR 2,027,162 (224,202) — (224,202)
1-day MIBOR Semi-Annual 5.96% Semi-Annual 03/18/26
(a)
03/18/31 INR 2,408,728 (251,687) — (251,687)
1-day MIBOR Semi-Annual 5.96% Semi-Annual 03/18/26
(a)
03/18/31 INR 5,712,348 (599,466) — (599,466)
1-day MIBOR Semi-Annual 5.96% Semi-Annual 03/18/26
(a)
03/18/31 INR 3,502,000 (375,432) — (375,432)
1-day MIBOR Semi-Annual 5.97% Semi-Annual 03/18/26
(a)
03/18/31 INR 6,346,652 (630,989) — (630,989)
1-day MIBOR Semi-Annual 5.97% Semi-Annual 03/18/26
(a)
03/18/31 INR 8,880,500 (903,805) — (903,805)
1-day MIBOR Semi-Annual 5.98% Semi-Annual 03/18/26
(a)
03/18/31 INR 6,815,000 (645,476) — (645,476)
1-day MIBOR Semi-Annual 6.01% Semi-Annual 03/18/26
(a)
03/18/31 INR 4,924,000 (398,627) — (398,627)
1-day MIBOR Semi-Annual 6.01% Semi-Annual 03/18/26
(a)
03/18/31 INR 2,128,000 (173,237) — (173,237)
1-day MIBOR Semi-Annual 6.02% Semi-Annual 03/18/26
(a)
03/18/31 INR 9,234,000 (732,920) — (732,920)
1-day MIBOR Semi-Annual 6.03% Semi-Annual 03/18/26
(a)
03/18/31 INR 5,582,000 (400,108) — (400,108)
1-day MIBOR Semi-Annual 6.15% Semi-Annual 03/18/26
(a)
03/18/31 INR 1,594,000 (28,048) — (28,048)
1-day MIBOR Semi-Annual 6.17% Semi-Annual 03/18/26
(a)
03/18/31 INR 8,330,000 (97,566) — (97,566)
1-day MIBOR Semi-Annual 6.18% Semi-Annual 03/18/26
(a)
03/18/31 INR 5,151,000 (23,033) — (23,033)
1-day MIBOR Semi-Annual 6.21% Semi-Annual 03/18/26
(a)
03/18/31 INR 7,715,465 47,557 — 47,557
1-day MIBOR Semi-Annual 6.21% Semi-Annual 03/18/26
(a)
03/18/31 INR 9,612,535 63,601 — 63,601
1-day MIBOR Semi-Annual 6.21% Semi-Annual 03/18/26
(a)
03/18/31 INR 6,083,000 — — —
2.88% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/18/26
(a)
03/18/31 CAD 50,000 (130,156) (455) (129,701)
2.87% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/18/26
(a)
03/18/31 CAD 7,000 (13,925) (12,049) (1,876)
3.89% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 45,000 (321,714) — (321,714)
3.87% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 68,000 (412,461) (147,436) (265,025)
3.87% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 35,000 (214,439) (5,195) (209,244)
3.88% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 77,000 (498,635) — (498,635)
3.88% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 85,000 (563,451) — (563,451)
1.88% Semi-Annual 1-day SORA Semi-Annual 03/18/26
(a)
03/18/31 SGD 21,000 — — —
1.44% Quarterly 1-day THOR Quarterly 03/18/26
(a)
03/18/31 THB 500,000 42,132 — 42,132
2.90% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 84,000 52,038 — 52,038
3.00% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 78,970 5,019 — 5,019
2.95% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 70,030 25,610 — 25,610
2.98% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 320,000 59,010 — 59,010
2.97% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 107,404 23,051 — 23,051
2.98% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 216,000 35,916 — 35,916
2.96% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 175,000 48,134 — 48,134
2.90% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 45,000 28,258 — 28,258
2.93% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 80,596 36,779 — 36,779
2.91% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 479,000 273,293 — 273,293
2.96% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 195,000 53,046 — 53,046
6.90% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 499,000 (376,807) — (376,807)
6.80% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 772,000 (372,408) — (372,408)
7.17% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 1,075,000 (1,575,732) — (1,575,732)
6.78% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 526,000 (234,428) — (234,428)
6.83% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 249,000 (139,705) — (139,705)

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.85% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 2,692,000 $ (1,704,526) $ — $ (1,704,526)
6.75% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 181,000 (64,292) — (64,292)
6.86% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 619,000 (400,868) — (400,868)
6.91% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 324,000 (250,608) — (250,608)
6.91% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 1,834,500 (1,423,762) — (1,423,762)
6.90% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 901,500 (683,109) — (683,109)
6.90% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 179,000 (137,045) — (137,045)
6.98% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 460,000 (439,037) — (439,037)
7.23% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 2,053,320 (3,340,908) — (3,340,908)
7.13% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 2,260,800 (3,076,725) — (3,076,725)
6.74% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 276,000 (92,609) — (92,609)
7.14% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 730,000 (1,020,259) — (1,020,259)
7.12% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 2,449,200 (3,246,411) — (3,246,411)
6.87% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 763,000 (514,132) — (514,132)
6.75% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 128,000 (45,802) — (45,802)
7.13% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 454,000 (616,659) — (616,659)
6.74% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 555,000 (184,768) — (184,768)
6.68% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 584,500 (98,023) — (98,023)
7.10% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 735,000 (950,148) — (950,148)
6.76% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 721,060 (281,653) — (281,653)
4.58% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 50,400 40,471 — 40,471
4.55% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 220,941 406,676 — 406,676
4.52% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 30,000 79,380 — 79,380
4.57% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 89,000 101,792 — 101,792
4.56% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 14,750 22,672 — 22,672
4.53% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 46,029 106,823 — 106,823
4.63% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 64,357 (47,992) — (47,992)
4.58% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 14,750 12,849 — 12,849
4.63% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 33,600 (20,165) — (20,165)
4.53% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 38,500 95,312 — 95,312
4.66% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 74,643 (111,152) — (111,152)
2.54% Annual 6-mo. EURIBOR Semi-Annual 03/18/26
(a)
03/18/31 EUR 328,000 (162,287) 39,522 (201,809)
2.53% Annual 6-mo. EURIBOR Semi-Annual 03/18/26
(a)
03/18/31 EUR 21,000 (1,443) (1,443) —
2.60% Annual 6-mo. EURIBOR Semi-Annual 03/18/26
(a)
03/18/31 EUR 118,000 (479,874) 36,284 (516,158)
2.55% Annual 6-mo. EURIBOR Semi-Annual 03/18/26
(a)
03/18/31 EUR 45,000 (45,292) (2,146) (43,146)
2.56% Annual 6-mo. EURIBOR Semi-Annual 03/18/26
(a)
03/18/31 EUR 97,000 (164,849) 2,736 (167,585)
2.61% Annual 6-mo. EURIBOR Semi-Annual 03/18/26
(a)
03/18/31 EUR 90,000 (435,859) 6,230 (442,089)
2.55% Annual 6-mo. EURIBOR Semi-Annual 03/18/26
(a)
03/18/31 EUR 78,000 (116,386) 3,563 (119,949)
2.56% Annual 6-mo. EURIBOR Semi-Annual 03/18/26
(a)
03/18/31 EUR 113,000 (187,029) (4,522) (182,507)
2.54% Annual 6-mo. EURIBOR Semi-Annual 03/18/26
(a)
03/18/31 EUR 65,000 (62,899) (3,487) (59,412)
2.61% Annual 6-mo. EURIBOR Semi-Annual 03/18/26
(a)
03/18/31 EUR 50,000 (220,523) (82,027) (138,496)
2.57% Annual 6-mo. EURIBOR Semi-Annual 03/18/26
(a)
03/18/31 EUR 125,000 (260,320) 13,656 (273,976)
2.62% Annual 6-mo. EURIBOR Semi-Annual 03/18/26
(a)
03/18/31 EUR 241,000 (1,223,250) (93,853) (1,129,397)
3.68% Annual 6-mo. PRIBOR Semi-Annual 03/18/26
(a)
03/18/31 CZK 102,000 (13,615) — (13,615)
3.78% Annual 6-mo. PRIBOR Semi-Annual 03/18/26
(a)
03/18/31 CZK 114,000 (39,540) — (39,540)
3.73% Annual 6-mo. PRIBOR Semi-Annual 03/18/26
(a)
03/18/31 CZK 232,000 (54,936) — (54,936)
3.61% Annual 6-mo. PRIBOR Semi-Annual 03/18/26
(a)
03/18/31 CZK 136,000 4,145 — 4,145
3.83% Annual 6-mo. PRIBOR Semi-Annual 03/18/26
(a)
03/18/31 CZK 1,132,000 (522,289) — (522,289)
3.75% Annual 6-mo. PRIBOR Semi-Annual 03/18/26
(a)
03/18/31 CZK 315,000 (92,276) 8,943 (101,219)
$ (42,992,626) $ (26,710) $ (42,965,916)
(a)
Forward swap.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Tactical Opportunities Fund

OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
14.12% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 15,000 $ (106,951) $ — $ (106,951)
14.20% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 164,000 (1,263,831) — (1,263,831)
14.32% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 190,000 (1,637,052) — (1,637,052)
14.38% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 87,000 (821,267) — (821,267)
14.43% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 208,000 (2,003,556) — (2,003,556)
14.45% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 400,000 (4,071,734) — (4,071,734)
14.48% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 173,000 (1,712,220) — (1,712,220)
14.48% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 132,000 (1,319,814) — (1,319,814)
14.63% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 163,000 (1,879,769) — (1,879,769)
14.66% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 177,000 (2,099,428) — (2,099,428)
14.69% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 254,000 (3,054,804) — (3,054,804)
14.87% At Termination
1-day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc 01/02/29 BRL 49,000 (657,558) — (657,558)
14.96% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 118,000 (1,714,322) — (1,714,322)
15.00% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 216,000 (3,195,585) — (3,195,585)
15.05% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 116,000 (1,741,862) — (1,741,862)
15.12% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 5,000 (80,212) — (80,212)
15.25% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 138,000 (2,353,266) — (2,353,266)
$ (29,713,231) $ — $ (29,713,231)
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures
February 2026 ......... BRL (69,782,014) Merrill Lynch International & Co. 02/18/26 BRL 69,782 $ (1,706,786) $ — $ (1,706,786)
BOVESPA Index Futures
February 2026 ......... BRL (1,340,197,481) Merrill Lynch International & Co. 02/18/26 BRL 1,340,197 (26,031,955) — (26,031,955)
BOVESPA Index Futures
February 2026 ......... BRL (51,352,334) Merrill Lynch International & Co. 02/18/26 BRL 51,352 (1,051,364) — (1,051,364)
Taiwan Capitalization Weighted
Stock Index Futures February
2026 ................ TWD 823,680,070 Citibank NA 02/23/26 TWD 823,680 267,605 — 267,605
Taiwan Capitalization Weighted
Stock Index Futures February
2026 ................ TWD 1,785,577,211 Citibank NA 02/23/26 TWD 1,785,577 1,472,398 — 1,472,398
Taiwan Capitalization Weighted
Stock Index Futures February
2026 ................ TWD 164,165,031 Citibank NA 02/23/26 TWD 164,165 112,658 — 112,658

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Tactical Opportunities Fund

OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures February
2026 ................ TWD 387,992,574 Citibank NA 02/23/26 TWD 387,993 $ — $ — $ —
KOSPI 200 Index Futures March
2026 ................ KRW 38,249,636,250 Merrill Lynch International & Co. 03/12/26 KRW 38,249,636 8,935,834 — 8,935,834
KOSPI 200 Index Futures March
2026 ................ KRW 24,287,422,500 Merrill Lynch International & Co. 03/12/26 KRW 24,287,423 5,236,177 — 5,236,177
KOSPI 200 Index Futures March
2026 ................ KRW 85,826,773,200 Merrill Lynch International & Co. 03/12/26 KRW 85,826,773 19,163,351 — 19,163,351
KOSPI 200 Index Futures March
2026 ................ KRW 35,081,608,800 Merrill Lynch International & Co. 03/12/26 KRW 35,081,609 4,704,923 — 4,704,923
KOSPI 200 Index Futures March
2026 ................ KRW 12,170,889,675 Merrill Lynch International & Co. 03/12/26 KRW 12,170,890 2,666,205 — 2,666,205
Mexican Bolsa Index Futures
March 2026 ........... MXN (321,176,197) Merrill Lynch International & Co. 03/20/26 MXN 321,176 526,980 — 526,980
Mexican Bolsa Index Futures
March 2026 ........... MXN (284,328,333) Merrill Lynch International & Co. 03/20/26 MXN 284,328 (840,954) — (840,954)
Swiss Market Index Futures
March 2026 ........... CHF 1,439,722 HSBC Bank plc 03/20/26 CHF 1,440 — — —
$ 13,455,072 $ — $ 13,455,072
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Total Return
Index .......... At Termination
1-day SOFR plus
0.90%
At
Termination
Merrill Lynch International
& Co. 02/24/26 USD 1,527,680 $ (43,505,573) $ — $ (43,505,573)
MSCI Chile Net Return
Index .......... Quarterly 1-day SOFR Quarterly
Merrill Lynch International
& Co. 08/28/26 USD 3,578 (527,656) — (527,656)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.20% Quarterly
Merrill Lynch International
& Co. 08/28/26 USD 9,473 (1,755,487) — (1,755,487)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.25% Quarterly HSBC Bank plc 08/28/26 USD 3,488 (722,291) — (722,291)
$ (46,511,007) $ — $ (46,511,007)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .53
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 2 .30
1-day SARON ........................................ Swiss Average Rate Overnight ( 0 .07 )
1-day SHIRON ....................................... Shekel Overnight Risk Free Rate 4 .00
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .68
1-day SONIA ......................................... Sterling Overnight Index Average 3 .72
1-day SORA ......................................... Singapore Overnight Rate Average 1 .11
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1 .23
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 7 .20
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .64
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .73
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 2 .83
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .71

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Tactical Opportunities Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Reference Index Reference Rate
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 2 .02%
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .68
6-mo. BBR .......................................... Australian Bank Bill Rate 4 .09
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .16
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .44
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .69
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks
Aerospace & Defense .................................... 45,846,544 29,807,722 — 75,654,266
Air Freight & Logistics .................................... — 1,115,382 — 1,115,382
Automobile Components .................................. 5,765,724 2,777,591 — 8,543,315
Automobiles .......................................... 31,723,065 10,960,081 — 42,683,146
Banks ............................................... 99,463,802 131,916,638 — 231,380,440
Beverages ........................................... 26,271,517 1,815,334 — 28,086,851
Biotechnology ......................................... 44,307,136 3,145,429 — 47,452,565
Broadline Retail ........................................ 78,980,933 8,751,012 — 87,731,945
Building Products ....................................... 1,260,257 653,678 — 1,913,935
Capital Markets ........................................ 80,563,363 34,617,096 — 115,180,459
Chemicals ............................................ 47,695,477 1,669,797 — 49,365,274
Commercial Services & Supplies ............................. 8,229,094 645,465 — 8,874,559
Communications Equipment ................................ 39,357,869 — — 39,357,869
Construction & Engineering ................................ 10,931,391 6,103,326 — 17,034,717
Construction Materials .................................... 62,855 385,477 — 448,332
Consumer Finance ...................................... 15,729,263 — — 15,729,263
Consumer Staples Distribution & Retail ........................ 46,203,807 4,621,179 — 50,824,986
Containers & Packaging .................................. 1,187,017 — — 1,187,017
Diversified Consumer Services .............................. 1,454,880 — — 1,454,880
Diversified REITs ....................................... — 144,235 — 144,235
Diversified Telecommunication Services ........................ 12,911,341 9,888,747 — 22,800,088
Electric Utilities ........................................ 21,295,165 10,450,864 — 31,746,029
Electrical Equipment ..................................... 36,135,507 30,947,280 — 67,082,787
Electronic Equipment, Instruments & Components ................. 23,664,023 3,316,886 — 26,980,909
Entertainment ......................................... 41,483,634 805,032 — 42,288,666
Financial Services ...................................... 62,987,643 5,861,317 — 68,848,960
Food Products ......................................... 11,284,968 10,959,396 — 22,244,364

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Tactical Opportunities Fund

Level 1 Level 2 Level 3 Total
Gas Utilities ........................................... $ 595,712 $ 326,776 $ — $ 922,488
Ground Transportation ................................... 11,304,533 — — 11,304,533
Health Care Equipment & Supplies ........................... 17,461,246 2,008,117 — 19,469,363
Health Care Providers & Services ............................ 44,485,166 — — 44,485,166
Health Care REITs ...................................... 2,195,895 — — 2,195,895
Health Care Technology .................................. 1,426,226 591,787 — 2,018,013
Hotel & Resort REITs .................................... 47,906 — — 47,906
Hotels, Restaurants & Leisure .............................. 80,023,299 5,148,992 — 85,172,291
Household Durables ..................................... 12,006,898 19,994,263 — 32,001,161
Household Products ..................................... 17,972,019 — — 17,972,019
Independent Power and Renewable Electricity Producers ............ 991,583 — — 991,583
Industrial Conglomerates .................................. 36,894,951 13,166,080 — 50,061,031
Industrial REITs ........................................ — 269,393 — 269,393
Insurance ............................................ 69,840,971 85,573,662 — 155,414,633
Interactive Media & Services ............................... 183,848,069 788,627 — 184,636,696
IT Services ........................................... 18,311,081 7,569,680 — 25,880,761
Leisure Products ....................................... 2,298,614 — — 2,298,614
Life Sciences Tools & Services .............................. 8,227,276 490,384 — 8,717,660
Machinery ............................................ 14,054,065 11,962,754 — 26,016,819
Marine Transportation .................................... — 3,646,600 — 3,646,600
Media ............................................... 6,595,514 1,091,274 — 7,686,788
Metals & Mining ........................................ 2,123,832 13,503,878 — 15,627,710
Multi-Utilities .......................................... — 11,976,816 — 11,976,816
Office REITs .......................................... 57,594 152,197 — 209,791
Oil, Gas & Consumable Fuels ............................... 37,056,205 20,396,036 — 57,452,241
Paper & Forest Products .................................. 7,468,603 — — 7,468,603
Passenger Airlines ...................................... 16,634,398 2,298,567 — 18,932,965
Personal Care Products .................................. 849,729 4,946,901 — 5,796,630
Pharmaceuticals ....................................... 43,509,286 30,154,664 — 73,663,950
Professional Services .................................... 13,397,840 9,392,759 — 22,790,599
Real Estate Management & Development ....................... 114,837 8,291,709 — 8,406,546
Residential REITs ....................................... 1,347,379 — — 1,347,379
Retail REITs .......................................... 3,116,057 — — 3,116,057
Semiconductors & Semiconductor Equipment .................... 328,456,011 34,238,756 — 362,694,767
Software ............................................. 156,383,800 11,522,062 — 167,905,862
Specialized REITs ...................................... 7,558,552 — — 7,558,552
Specialty Retail ........................................ 11,695,409 425,559 — 12,120,968
Technology Hardware, Storage & Peripherals .................... 149,767,600 2,361,886 — 152,129,486
Textiles, Apparel & Luxury Goods ............................ 49,365 7,364,933 — 7,414,298
Tobacco ............................................. 36,156,769 16,383,869 — 52,540,638
Trading Companies & Distributors ............................ 9,190,689 3,859,349 — 13,050,038
Transportation Infrastructure ............................... — 901,401 — 901,401
Water Utilities ......................................... 94,997 886,508 — 981,505
Wireless Telecommunication Services ......................... — 13,180,825 — 13,180,825
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 771,517 — 771,517
Rights ................................................ — — 10,881 10,881
Short-Term Securities
Money Market Funds ...................................... 58,151,789 — — 58,151,789
U.S. Treasury Obligations ................................... — 384,317,520 — 384,317,520
$ 2,206,558,040 $ 1,041,315,065 $ 10,881 $ 3,247,883,986
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 1,276,605 $ — $ 1,276,605
Equity contracts ........................................... 9,147,025 86,015,819 — 95,162,844
Foreign currency exchange contracts ............................ — 29,086,707 — 29,086,707
Interest rate contracts ....................................... 32,942,159 8,507,847 — 41,450,006
Liabilities
Equity contracts ........................................... (39,989,610) (87,167,944) — (127,157,554)
Foreign currency exchange contracts ............................ — (19,861,963) — (19,861,963)
Interest rate contracts ....................................... (10,921,309) (81,186,994) — (92,108,303)
$ (8,821,735) $ (63,329,923) $ — $ (72,151,658)
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Tactical Opportunities Fund

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
ILS Israeli shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SHIRON Shekel Overnight Risk Free Rate
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
TIIEOIS Mexico Interbank TIIE 1-day
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate
Fair Value Hierarchy as of Period End (continued)